Interim consolidated statement of profit or (loss) - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Interim consolidated statement of profit or (loss) - unaudited
Revenue from contracts with customers		£ 198,700	£ 225,756	£ 341,765	£ 382,852
Operating expenses		(196,493)	(198,661)	(382,078)	(383,423)
Profit on disposal of intangible assets		839	399	36,391	29,880
Operating profit/(loss)		3,046	27,494	(3,922)	29,309
Finance costs	[1]	(42,480)	(16,593)	(31,471)	(37,842)
Finance income	[1]	4,917	16,318	2,504	2,948
Net finance costs		(37,563)	(275)	(28,967)	(34,894)
(Loss)/profit before income tax		(34,517)	27,219	(32,889)	(5,585)
Income tax credit/(expense)		6,772	(6,845)	6,473	202
(Loss)/profit for the period		£ (27,745)	£ 20,374	£ (26,416)	£ (5,383)
(Loss)/earnings per share during the period:
Basic (loss)/earnings per share		£ (0.1635)	£ 0.1249	£ (0.1558)	£ (0.0330)
Diluted (loss)/earnings per share	[2]	£ (0.1635)	£ 0.1244	£ (0.1558)	£ (0.0330)

[1]	Each element of finance costs and income is split based on its position in both the three months ended 31 December and the six months ended 31 December. In both the current year and the prior year, exchange rate fluctuations have resulted in income and costs for the three months ended 31 December that are greater than the total net position across the six months ended 31 December. Further detail of this is provided in Note 10 to these interim financial statements.
[2]	For the three months ended 31 December 2024 and the six months ended 31 December 2024 and 31 December 2023, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.